Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, authorized	107,800,000	107,800,000
Ordinary shares, issued	10,190,904	1,653,559
Ordinary shares, outstanding	10,190,904	1,653,559